NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 16 - NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the respective years:

	Three Months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
		(revised)
Net loss	$(513,069)	$(1,146,380)	$(2,366,700)	$(3,485,994)
Less: Net loss attributable to non-controlling interest	9	9	2,709	36
Net loss attributable to Verde Resources, Inc. shareholders	$(513,060)	$(1,146,371)	$(2,363,991)	$(3,485,958)

Weighted average common stock outstanding, basic and diluted (revised)	1,300,484,563	1,250,825,325	1,283,714,014	1,238,271,472

Net loss per share, basic and diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)

For the three and nine months ended March 31, 2026, diluted weighted-average shares of common stock outstanding is equal to basic weighted-average shares of common stock, due to the Company’s net loss position. Hence, no common stock equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

The Company evaluated all share-based awards in accordance with ASC 260 and ASC 718 to determine whether any awards represented contingently issuable shares for purposes of calculating basic and diluted net loss per share. Management considered whether any awards were subject to substantive service, performance, market, forfeiture, repurchase, clawback, or other contingent provisions.

The Company determined that the shares included in weighted-average Common Stock outstanding were legally issued, fully vested, and nonforfeitable upon issuance. Such shares were not subject to substantive service, market, or performance conditions and were not subject to contractual forfeiture, repurchase, clawback, or automatic cancellation provisions. Upon issuance, holders possessed the same rights as all other holders of the Company’s Common Stock, including voting, dividend and other ownership rights, and the shares were not subject to contractual restrictions on ownership, transfer or retention.

Management further considered that the shares were not subject to vesting schedules, repurchase rights, or other contractual mechanisms that would cause the shares to be treated as contingently issuable under ASC 260.

While certain shares were issued in advance of related service periods and compensation expense was recognized over those periods in accordance with ASC 718, management distinguished the accounting treatment of the related compensation expense from the determination of whether the shares were outstanding for purposes of calculating net loss per share. Because the shares were legally issued and outstanding and holders possessed the same rights as all other holders of the Company’s Common Stock, management concluded such shares did not represent contingently issuable shares under ASC 260 and were appropriately included in weighted-average Common Stock outstanding upon issuance.

NOTE 16 - NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the respective years:

	Years ended June 30,
	2025	2024

Net loss	$(4,782,977)	$(3,187,774)
Less: Net loss attributable to non-controlling interest	36	-
Net loss attributable to Verde Resources, Inc. shareholders	$(4,783,013)	$(3,187,774)

Weighted average common shares outstanding:
- Basic and diluted	1,242,092,192	1,187,606,780

Net loss per share:
- Basic and diluted	$(0.00)	$(0.00)

# less than $0.005

For the years ended June 30, 2025, and 2024, diluted weighted-average common shares outstanding is equal to basic weighted-average common shares, due to the Company’s net loss position. Hence, no Common Stock equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

The Company evaluated all share-based awards in accordance with ASC 260 and ASC 718 to determine whether any awards represented contingently issuable shares for purposes of calculating basic and diluted net loss per share. Management considered whether any awards were subject to substantive service, performance, market, forfeiture, repurchase, clawback, or other contingent provisions.

The Company determined that the shares included in weighted-average Common Stock outstanding were legally issued, fully vested, and nonforfeitable upon issuance. Such shares were not subject to substantive service, market, or performance conditions and were not subject to contractual forfeiture, repurchase, clawback, or automatic cancellation provisions. Upon issuance, holders possessed the same rights as all other holders of the Company’s Common Stock, including voting, dividend and other ownership rights, and the shares were not subject to contractual restrictions on ownership, transfer or retention.

Management further considered that the shares were not subject to vesting schedules, repurchase rights, or other contractual mechanisms that would cause the shares to be treated as contingently issuable under ASC 260.

While certain shares were issued in advance of related service periods and compensation expense was recognized over those periods in accordance with ASC 718, management distinguished the accounting treatment of the related compensation expense from the determination of whether the shares were outstanding for purposes of calculating net loss per share. Because the shares were legally issued and outstanding and holders possessed the same rights as all other holders of the Company’s Common Stock, management concluded such shares did not represent contingently issuable shares under ASC 260 and were appropriately included in weighted-average Common Stock outstanding upon issuance.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)